Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity SAI Alternative Risk Premia Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Trading Symbol	FRPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 63,623,736
Holdings Count | shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$63,623,736
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 543.1 Swaps 84.6 Short-Term Investments and Net Other Assets (Liabilities) 15.4 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 84.6 Short-Term Investments and Net Other Assets (Liabilities) - 15.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 88.9 88.9
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Trading Symbol	FRPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 83,941,493
Holdings Count | shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$83,941,493
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 31.4 Energy 28.9 Precious Metals 19.4 Industrial Metals 14.8 Livestock 5.5 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 31.4 Energy - 28.9 Precious Metals - 19.4 Industrial Metals - 14.8 Livestock - 5.5 DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 254.7 Swaps 70.0 Short-Term Investments and Net Other Assets (Liabilities) 30.0 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 70.0 Short-Term Investments and Net Other Assets (Liabilities) - 30.0